Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000127985
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OnTrack Core Fund
C000121122
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OnTrack Core Fund
Without Sales Load [Member] | C000127985
Average Annual Return [Line Items]
Average Annual Return, Percent	0.97%		(0.17%)	2.86%	4.29%
Without Sales Load [Member] | C000121122
Average Annual Return [Line Items]
Average Annual Return, Percent	1.06%		0.02%	3.05%	4.49%
Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months
Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.02%		6.08%	(0.73%)	1.76%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Average Annual Return, Percent	6.20%		15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.02%		6.08%	(0.73%)	1.76%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Average Annual Return, Percent	6.20%		15.16%	16.64%	13.65%